Earnings Per Share (Tables)	12 Months Ended
Oct. 31, 2021
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Summary of Basic and Diluted Earnings Per Share
The following table presents our basic and diluted earnings per share:

Basic Earnings Per Common Share (Canadian $ in millions, except as noted)	2021	2020	2019
Net income	7,754	5,097	5,758
Dividends on preferred shares and distributions on other equity instruments	(244)	(247)	(211)
Net income available to common shareholders	7,510	4,850	5,547
Weighted-average number of common shares outstanding (in thousands)	647,163	641,424	638,881
Basic earnings per common share (Canadian $)	11.60	7.56	8.68

Diluted Earnings Per Common Share
Net income available to common shareholders adjusted for impact of dilutive instruments	7,510	4,850	5,547
Weighted-average number of common shares outstanding (in thousands)	647,163	641,424	638,881
Effect of dilutive instruments
Stock options potentially exercisable (1)	6,403	3,433	5,326
Common shares potentially repurchased	(4,890)	(2,729)	(3,847)
Weighted-average number of diluted common shares outstanding (in thousands)	648,676	642,128	640,360
Diluted earnings per common share (Canadian $)	11.58	7.55	8.66

(1)
In computing diluted earnings per share, we did no
t exclude any stock options outstanding for the year ended October 31, 2021 as the average share price for the year exceeded the exercise price. For the years ended October 31, 2020 and 2019, we excluded average stock options outstanding 3,146,040 and 1,177,152
with a weighted-average exercise price of $99.57
and $101.83
, respectively, as the average share price for the year did not exceed the exercise price.